Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued and determined that there were no subsequent events or transactions other than below and Note 2, 9 and 12 that required recognition or disclosures in the consolidated financial statements.

In March 2022, the Company’s VIE Jiangsu Yanggu entered into an equity subscription agreement to purchase an aggregate 11.875% equity interest of Beijing Jiu Yu Ling Jing Technology Co., Ltd. (“JYLJ”), a company incorporated in the PRC, which primarily engaged in wine and alcohol product merchants and customers, as well as product launch, brand showcase, marketing and promotion and it is currently in the process of developing a “Wine and Spirits” metaverse, and the amount raised through increase of share capital will be mainly used for this development. JYLJ’s total registered capital is RMB 60 million (approximately USD 9.2 million). Jiangsu Yanggu’s subscription amount is RMB 6 million and RMB 3 million was paid in March 2022. The remaining RMB 3 million is to be paid upon further resolution from the board of JYLJ.